EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equipment, Net
Equipment, gross	$ 67,113	$ 44,468
Less: Accumulated depreciation and amortization	(34,758)	(22,167)
Equipment, net	32,355	22,301
Depreciation and amortization expenses	13,883	7,829	5,589
Computer equipment and application software
Equipment, Net
Equipment, gross	61,149	41,329
Furniture and vehicles
Equipment, Net
Equipment, gross	1,159	779
Leasehold improvements
Equipment, Net
Equipment, gross	$ 4,805	$ 2,360